Provisions - Summary of Provisions (Parenthetical) (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Transmission regional support program provisions [Member]
Disclosure of other provisions [line items]
Asset recognised for expected reimbursement, other provisions	₩ 46,444	₩ 38,997